Lease - Maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturity of operating lease liabilities
2022	¥ 15,427
2023	4,924
2024	2,849
2025	763
Total lease payments	23,963
Less: interest	(2,296)
Total operating lease liabilities	¥ 21,667	¥ 110,631